UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)
c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Incorporated 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2022

Date of reporting period:	August 31, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

August 31, 2022
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(8.84%) (11.23%)
U.S. small cap equities
(Russell 2000
®
Index)
(9.31) (17.88)
International equities (MSCI
Europe, Australasia, Far East
Index)
(13.97) (19.80)
Emerging market equities
(MSCI Emerging Markets
Index)
(13.30) (21.80)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.36 0.39
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(9.71) (13.27)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(7.76) (11.52)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.72) (8.63)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(7.78) (10.61)

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 29

Market Overview

2022
iShares Annual Report to Shareholders
iShares, Inc.
Domestic Market Overview
U.S. stocks declined for the 12 months ended August 31, 2022 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -13.28%. Significant challenges emerged during the reporting period, including high inflation, rising interest rates, slower economic growth, and the impacts of
Russia’s invasion of Ukraine. Investors’ expectations that interest rates are likely to continue to rise in the near-term fueled pessimism about the economic outlook. These factors drove stock prices sharply lower, leading to negative performance for the reporting period.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, economic indicators were mixed, showing evidence of a slowdown in some areas while others remained positive. Hiring continued to increase as businesses restored capacity, and unemployment declined substantially, falling to 3.7% in August 2022 while the number of long-
term unemployed dropped below the pre-pandemic level. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to grow.
However, the rapid increase in consumer spending drove a significant rise in inflation. Supply chains for many goods were disrupted by the pandemic and were unable to adapt quickly to the rapid rebound and shifting composition of demand. Oil prices also rose as demand increased and a lack of investment constrained the supply of oil. The strong job market led to higher wages, particularly for lower-wage jobs. These factors drove prices higher in many areas of the economy.
Rising inflation led to a significant shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was still using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022. In that environment, the U.S. dollar rose relative to most foreign currencies.
In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total of 225 basis points (or 2.25%), the most rapid increase in decades. Interest rates rose significantly in response, leading to higher borrowing costs for businesses. Late in the reporting period, the Fed indicated that its continued efforts to counter inflation were likely to negatively affect the broader economy. The impact of higher inflation and interest rates on equities varied substantially. Growth stocks, which derive much of their value from expectations of future growth, declined significantly more than value stocks.
Russia’s invasion of Ukraine in late February 2022 led to considerable disruptions to the global economy and increased uncertainty in financial markets, exacerbating inflation and impacting U.S. businesses with operations in Russia. The invasion was met with widespread condemnation, and many countries imposed sanctions on the Russian state, businesses, and individuals. As Russia is a top producer of both oil and natural gas, global supply concerns led to sharp volatility in U.S. energy markets.

iShares
®
MSCI USA Equal Weighted ETF

Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares MSCI USA Equal Weighted ETF (the “ Fund ” ) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA
Equal Weighted Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (13.93) % 9.47% 11.38% (13.93) % 57.21% 193.70%
Fund Market ...............................
(13.86) 9.48 11.38 – % (13.86) 57.29 193.69
Index .................................... (13.88) 9.61 11.52 (13.88) 58.19 197.65
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 900.00  $ 0.43  $ 1,000.00  $ 1,024.75  $ 0.46  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
MSCI USA Equal Weighted ETF

2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. equal weighted stocks declined significantly for the reporting period amid high inflation and rising interest rates. The information technology sector declined the most, as software stocks with high valuations were particularly affected by the increase in interest rates. As pandemic-related restrictions raised and more workers returned to the office, demand slowed for software that facilitates online collaboration. Stiff competition from other companies expanding into the market for cloud-based remote-work tools also weighed on the industry. Concerns about a maker of expense management software’s high European exposure led to analyst downgrades.
The consumer discretionary sector further detracted from the Index’s return. Profits in the internet and direct marketing retail industry were pressured as new entrants in the online furniture and housewares space reduced prices to increase market stock. Slowing growth in revenues from online sports betting weighed on the hotels, restaurants, and leisure industry, which also declined.
The healthcare sector was another detractor from the Index’s performance, particularly the life sciences tools and services industry. Disruption from the omicron variant of
COVID-19 led to laboratory closures, which weighed on sales of lab equipment. The strengthening U.S. dollar pressured international sales revenues of teeth-straightening devices, negatively impacting the healthcare equipment and supplies industry.
On the upside, the energy sector benefited from higher prices for oil and natural gas and increased demand as global economies recovered from the pandemic. While the sharp rise in prices following Russia’s invasion of Ukraine moderated somewhat, oil and gas prices still ended the reporting period higher overall. Higher prices drove increased earnings and cash flow in the oil, gas, and consumable fuels industry, which committed to new investments in liquefied natural gas projects.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 18.2%
Financials ..................................... 13.4
Industrials ..................................... 13.1
Health Care ................................... 12.5
Consumer Discretionary ........................... 10.4
Real Estate .................................... 6.2
Communication Services ........................... 5.7
Materials ..................................... 5.6
Consumer Staples ............................... 5.4
Utilities ....................................... 5.2
Energy ....................................... 4.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Snowflake, Inc., Class A ........................... 0.2%
Palo Alto Networks, Inc. ........................... 0.2
APA Corp. .................................... 0.2
Texas Pacific Land Corp. ........................... 0.2
Pinterest, Inc., Class A ............................ 0.2
Pioneer Natural Resources Co. ...................... 0.2
Marathon Oil Corp. ............................... 0.2
Plug Power, Inc. ................................ 0.2
ConocoPhillips ................................. 0.2
Ulta Beauty, Inc. ................................ 0.2
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
August 31, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.8%
Boeing Co. (The)
(a)
......................... 4,313 $ 691,158
General Dynamics Corp. ..................... 2,907 665,500
HEICO Corp. ............................ 1,818 276,881
HEICO Corp., Class A ....................... 3,056 374,605
Howmet Aerospace, Inc. ..................... 18,687 662,080
Huntington Ingalls Industries, Inc. ............... 2,984 687,096
L3Harris Technologies, Inc. ................... 2,947 672,476
Lockheed Martin Corp. ...................... 1,597 670,916
Northrop Grumman Corp. .................... 1,432 684,482
Raytheon Technologies Corp. ................. 7,523 675,189
Textron, Inc. ............................. 10,638 663,598
TransDigm Group, Inc. ...................... 1,088 653,224
7,377,205
a
Air Freight & Logistics  — 0.6%
CH Robinson Worldwide, Inc. ................. 5,999 684,786
Expeditors International of Washington, Inc. ........ 6,555 674,444
FedEx Corp. ............................. 3,032 639,176
United Parcel Service, Inc., Class B ............. 3,371 655,693
2,654,099
a
Airlines  — 0.3%
Delta Air Lines, Inc.
(a)
....................... 21,131 656,540
Southwest Airlines Co.
(a)(b)
.................... 18,549 680,748
1,337,288
a
Auto Components  — 0.5%
Aptiv PLC
(a)
.............................. 6,771 632,614
BorgWarner, Inc. .......................... 18,048 680,410
Lear Corp. .............................. 4,840 671,018
1,984,042
a
Automobiles  — 0.8%
Ford Motor Co. ........................... 44,246 674,309
General Motors Co. ........................ 17,698 676,241
Lucid Group, Inc.
(a)(b)
........................ 41,948 643,482
Rivian Automotive, Inc., Class A
(a)(b)
.............. 20,395 667,120
Tesla, Inc.
(a)
.............................. 2,368 652,645
3,313,797
a
Banks  — 2.9%
Bank of America Corp. ...................... 19,803 665,579
Citigroup, Inc. ............................ 13,355 651,858
Citizens Financial Group, Inc. ................. 18,025 661,157
Fifth Third Bancorp ........................ 19,229 656,670
First Citizens BancShares, Inc., Class A ........... 837 679,610
First Republic Bank ........................ 4,296 652,262
Huntington Bancshares, Inc. .................. 49,902 668,687
JPMorgan Chase & Co. ..................... 5,923 673,623
KeyCorp ................................ 36,405 644,004
M&T Bank Corp. .......................... 3,721 676,403
PNC Financial Services Group, Inc. (The) ......... 4,114 650,012
Regions Financial Corp. ..................... 31,089 673,699
Signature Bank ........................... 3,699 644,958
SVB Financial Group
(a)
...................... 1,614 656,123
Truist Financial Corp. ....................... 13,878 650,046
U.S. Bancorp ............................ 14,454 659,247
Webster Financial Corp. ..................... 14,310 673,285
Wells Fargo & Co. ......................... 15,493 677,199
11,914,422
a
Beverages  — 1.1%
Brown-Forman Corp., Class B, NVS ............. 9,097 661,352
Coca-Cola Co. (The) ....................... 10,781 665,295
Security Shares Value
a
Beverages (continued)
Constellation Brands, Inc., Class A .............. 2,792 $ 686,972
Keurig Dr Pepper, Inc. ...................... 17,583 670,264
Molson Coors Beverage Co., Class B ............ 12,527 647,270
Monster Beverage Corp.
(a)
.................... 7,756 688,965
PepsiCo, Inc. ............................ 3,900 671,853
4,691,971
a
Biotechnology  — 2.3%
AbbVie, Inc. ............................. 4,953 665,980
Alnylam Pharmaceuticals, Inc.
(a)
................ 3,253 672,298
Amgen, Inc. ............................. 2,801 673,080
Biogen, Inc.
(a)
............................ 3,282 641,237
BioMarin Pharmaceutical, Inc.
(a)
................ 7,568 675,066
Exact Sciences Corp.
(a)
...................... 19,077 678,187
Gilead Sciences, Inc. ....................... 10,753 682,493
Horizon Therapeutics PLC
(a)
.................. 11,633 688,790
Incyte Corp.
(a)
............................ 9,426 663,873
Moderna, Inc.
(a)
........................... 4,809 636,087
Neurocrine Biosciences, Inc.
(a)
................. 6,567 687,105
Regeneron Pharmaceuticals, Inc.
(a)
.............. 1,136 660,084
Seagen, Inc.
(a)
............................ 4,093 631,509
Vertex Pharmaceuticals, Inc.
(a)
................. 2,350 662,136
9,317,925
a
Building Products  — 1.6%
A O Smith Corp. .......................... 11,219 633,312
Allegion PLC ............................. 6,600 627,660
Carlisle Companies, Inc. ..................... 2,250 665,235
Carrier Global Corp. ........................ 16,540 647,045
Fortune Brands Home & Security, Inc. ............ 10,392 638,381
Johnson Controls International PLC ............. 12,271 664,352
Lennox International, Inc. .................... 2,716 652,166
Masco Corp. ............................. 12,687 645,388
Owens Corning ........................... 7,817 638,883
Trane Technologies PLC ..................... 4,292 661,268
6,473,690
a
Capital Markets  — 4.5%
Ameriprise Financial, Inc. .................... 2,468 661,449
Bank of New York Mellon Corp. (The) ............ 16,009 664,854
BlackRock, Inc.
(c)
.......................... 985 656,394
Blackstone, Inc., NVS ....................... 6,802 638,980
Carlyle Group, Inc. (The) ..................... 20,936 681,048
Cboe Global Markets, Inc. .................... 5,676 669,598
Charles Schwab Corp. (The) .................. 9,513 674,947
CME Group, Inc., Class A .................... 3,493 683,266
Coinbase Global, Inc., Class A
(a)(b)
............... 9,487 633,732
FactSet Research Systems, Inc. ................ 1,574 682,077
Franklin Resources, Inc. ..................... 25,356 661,031
Goldman Sachs Group, Inc. (The) .............. 2,012 669,332
Intercontinental Exchange, Inc. ................ 6,441 649,575
Invesco Ltd. ............................. 38,819 639,349
KKR & Co., Inc. ........................... 12,990 656,774
LPL Financial Holdings, Inc. ................... 3,131 692,984
MarketAxess Holdings, Inc. ................... 2,679 665,973
Moody's Corp. ............................ 2,260 643,015
Morgan Stanley ........................... 7,806 665,227
MSCI, Inc., Class A ........................ 1,468 659,484
Nasdaq, Inc. ............................. 11,265 670,605
Northern Trust Corp. ........................ 6,987 664,394
Raymond James Financial, Inc. ................ 6,453 673,500
S&P Global, Inc. .......................... 1,849 651,181
SEI Investments Co. ........................ 12,177 666,082
State Street Corp. ......................... 9,724 664,635
T Rowe Price Group, Inc. .................... 5,558 666,960

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ................ 9,626 $ 669,873
18,576,319
a
Chemicals  — 2.9%
Air Products and Chemicals, Inc. ............... 2,664 672,527
Albemarle Corp. .......................... 2,602 697,232
Celanese Corp. ........................... 6,127 679,239
CF Industries Holdings, Inc. ................... 6,789 702,390
Corteva, Inc. ............................. 11,456 703,742
Dow, Inc. ............................... 12,662 645,762
DuPont de Nemours, Inc. .................... 11,617 646,370
Eastman Chemical Co. ...................... 7,125 648,375
Ecolab, Inc. ............................. 4,090 670,065
FMC Corp. .............................. 6,305 681,444
International Flavors & Fragrances, Inc. ........... 5,889 650,617
Linde PLC .............................. 2,313 654,255
LyondellBasell Industries NV, Class A ............ 7,872 653,376
Mosaic Co. (The) .......................... 13,128 707,205
PPG Industries, Inc. ........................ 5,325 676,169
RPM International, Inc. ...................... 7,468 695,719
Sherwin-Williams Co. (The) ................... 2,873 666,823
Westlake Corp. ........................... 6,714 662,202
12,113,512
a
Commercial Services & Supplies  — 1.0%
Cintas Corp. ............................. 1,610 655,012
Copart, Inc.
(a)
............................ 5,479 655,562
Republic Services, Inc. ...................... 4,798 684,771
Rollins, Inc. .............................. 19,248 649,812
Waste Connections, Inc.
(b)
.................... 4,953 689,359
Waste Management, Inc. ..................... 4,031 681,360
4,015,876
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
...................... 5,405 647,951
Cisco Systems, Inc. ........................ 14,428 645,220
F5, Inc.
(a)
............................... 4,096 643,318
Juniper Networks, Inc. ...................... 23,633 671,650
Motorola Solutions, Inc. ..................... 2,774 675,219
3,283,358
a
Construction & Engineering  — 0.2%
Quanta Services, Inc. ....................... 4,947 699,011
a
Construction Materials  — 0.3%
Martin Marietta Materials, Inc. ................. 1,924 668,994
Vulcan Materials Co. ....................... 4,000 665,960
1,334,954
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ......................... 19,984 663,469
American Express Co. ...................... 4,331 658,312
Capital One Financial Corp. ................... 6,262 662,645
Discover Financial Services ................... 6,572 660,420
Synchrony Financial ........................ 20,479 670,687
3,315,533
a
Containers & Packaging  — 1.3%
Amcor PLC .............................. 56,300 676,163
Avery Dennison Corp. ....................... 3,566 654,789
Ball Corp. ............................... 11,349 633,388
Crown Holdings, Inc. ....................... 7,128 645,726
International Paper Co. ...................... 16,119 670,873
Packaging Corp. of America .................. 4,908 672,003
Sealed Air Corp. .......................... 12,232 658,204
Security Shares Value
a
Containers & Packaging (continued)
Westrock Co. ............................ 16,894 $ 685,727
5,296,873
a
Distributors  — 0.5%
Genuine Parts Co. ......................... 4,396 685,820
LKQ Corp. .............................. 12,531 666,900
Pool Corp. .............................. 1,847 626,484
1,979,204
a
Diversified Financial Services  — 0.5%
Apollo Global Management, Inc. ................ 12,087 671,795
Berkshire Hathaway, Inc., Class B
(a)
............. 2,364 663,811
Equitable Holdings, Inc. ..................... 22,462 668,245
2,003,851
a
Diversified Telecommunication Services  — 0.6%
AT&T, Inc. ............................... 38,124 668,695
Liberty Global PLC, Class A
(a)(b)
................ 11,100 224,220
Liberty Global PLC, Class C, NVS
(a)
............. 21,185 451,452
Lumen Technologies, Inc. .................... 63,528 632,739
Verizon Communications, Inc. ................. 15,818 661,351
2,638,457
a
Electric Utilities  — 2.6%
Alliant Energy Corp. ........................ 10,972 669,731
American Electric Power Co., Inc. ............... 6,672 668,534
Constellation Energy Corp. ................... 8,692 709,180
Duke Energy Corp. ........................ 6,205 663,377
Edison International ........................ 9,821 665,569
Entergy Corp. ............................ 5,776 665,973
Evergy, Inc. .............................. 9,907 678,927
Eversource Energy ........................ 7,504 673,034
Exelon Corp. ............................. 15,228 668,661
FirstEnergy Corp. ......................... 17,025 673,339
NextEra Energy, Inc. ....................... 7,832 666,190
NRG Energy, Inc. .......................... 16,359 675,299
PG&E Corp.
(a)(b)
........................... 57,924 714,203
PPL Corp. .............................. 22,805 663,169
Southern Co. (The) ........................ 8,765 675,519
Xcel Energy, Inc. .......................... 9,132 678,051
10,808,756
a
Electrical Equipment  — 1.1%
AMETEK, Inc. ............................ 5,451 654,992
Eaton Corp. PLC .......................... 4,658 636,469
Emerson Electric Co. ....................... 7,953 650,078
Generac Holdings, Inc.
(a)
..................... 2,745 605,026
Plug Power, Inc.
(a)(b)
........................ 26,198 734,592
Rockwell Automation, Inc. .................... 2,793 661,773
Sensata Technologies Holding PLC ............. 15,998 644,400
4,587,330
a
Electronic Equipment, Instruments & Components  — 1.6%
Amphenol Corp., Class A .................... 8,870 652,211
Arrow Electronics, Inc.
(a)
..................... 6,234 653,385
CDW Corp. .............................. 3,730 636,711
Cognex Corp. ............................ 15,261 642,641
Corning, Inc. ............................. 19,415 666,323
Keysight Technologies, Inc.
(a)
.................. 3,987 653,429
TE Connectivity Ltd. ........................ 5,210 657,554
Teledyne Technologies, Inc.
(a)
.................. 1,769 651,629
Trimble, Inc.
(a)
............................ 10,036 634,777
Zebra Technologies Corp., Class A
(a)
............. 2,139 645,208
6,493,868
a

Schedule of Investments
(continued)
August 31, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A ................... 27,926 $ 705,411
Halliburton Co. ........................... 23,907 720,318
Schlumberger NV ......................... 18,928 722,103
2,147,832
a
Entertainment  — 1.7%
Activision Blizzard, Inc. ...................... 8,753 687,023
AMC Entertainment Holdings, Inc., Class A
(a)(b)
...... 39,141 356,966
Electronic Arts, Inc. ........................ 5,385 683,195
Liberty Media Corp.-Liberty Formula One, Class C,
NVS
(a)
................................ 10,205 649,854
Live Nation Entertainment, Inc.
(a)(b)
.............. 7,453 673,453
Netflix, Inc.
(a)
............................. 2,914 651,454
ROBLOX Corp., Class A
(a)
.................... 16,463 643,868
Roku, Inc., Class A
(a)(b)
...................... 9,476 644,368
Take-Two Interactive Software, Inc.
(a)
............. 5,500 674,080
Walt Disney Co. (The)
(a)
..................... 5,848 655,444
Warner Bros Discovery, Inc.
(a)(b)
................ 51,174 677,544
6,997,249
a
Equity Real Estate Investment Trusts (REITs)  — 5.9%
Alexandria Real Estate Equities, Inc. ............. 4,307 660,694
American Homes 4 Rent, Class A ............... 18,682 664,332
American Tower Corp. ...................... 2,560 650,368
AvalonBay Communities, Inc. ................. 3,268 656,574
Boston Properties, Inc. ...................... 8,137 646,322
Camden Property Trust ...................... 4,938 634,582
Crown Castle, Inc. ......................... 3,900 666,237
Digital Realty Trust, Inc. ..................... 5,390 666,366
Duke Realty Corp. ......................... 11,067 651,293
Equinix, Inc. ............................. 1,008 662,629
Equity LifeStyle Properties, Inc. ................ 9,254 648,705
Equity Residential ......................... 8,953 655,181
Essex Property Trust, Inc. .................... 2,423 642,240
Extra Space Storage, Inc. .................... 3,320 659,784
Gaming and Leisure Properties, Inc. ............. 13,445 648,990
Healthcare Realty Trust, Inc., Class A ............ 26,325 640,224
Healthpeak Properties, Inc. ................... 25,256 662,970
Host Hotels & Resorts, Inc. ................... 37,413 664,829
Invitation Homes, Inc. ....................... 18,118 657,321
Iron Mountain, Inc. ......................... 12,803 673,566
Kimco Realty Corp. ........................ 30,912 651,625
Medical Properties Trust, Inc. .................. 44,052 643,600
Mid-America Apartment Communities, Inc. ......... 3,830 634,516
Prologis, Inc. ............................. 5,240 652,432
Public Storage ............................ 2,000 661,660
Realty Income Corp. ........................ 9,637 658,014
Regency Centers Corp. ..................... 10,841 659,566
SBA Communications Corp., Class A ............. 2,040 663,510
Simon Property Group, Inc. ................... 6,329 645,431
Sun Communities, Inc. ...................... 4,173 641,432
UDR, Inc. ............................... 14,389 645,634
Ventas, Inc. ............................. 14,366 687,557
VICI Properties, Inc. ........................ 20,295 669,532
Vornado Realty Trust ....................... 24,312 637,461
Welltower, Inc. ............................ 8,829 676,743
Weyerhaeuser Co. ......................... 19,409 663,011
WP Carey, Inc. ........................... 7,984 670,896
24,275,827
a
Food & Staples Retailing  — 0.8%
Costco Wholesale Corp. ..................... 1,267 661,501
Kroger Co. (The) .......................... 14,194 680,460
Sysco Corp. ............................. 8,106 666,475
Walgreens Boots Alliance, Inc. ................. 18,384 644,543
Security Shares Value
a
Food & Staples Retailing (continued)
Walmart, Inc. ............................. 5,128 $ 679,717
3,332,696
a
Food Products  — 2.1%
Archer-Daniels-Midland Co. ................... 8,055 707,954
Bunge Ltd. .............................. 7,025 696,669
Campbell Soup Co. ........................ 13,694 689,904
Conagra Brands, Inc. ....................... 19,848 682,374
General Mills, Inc. ......................... 9,011 692,045
Hershey Co. (The) ......................... 3,013 676,931
Hormel Foods Corp. ........................ 13,821 694,920
JM Smucker Co. (The) ...................... 5,027 703,730
Kellogg Co. .............................. 9,164 666,589
Kraft Heinz Co. (The) ....................... 18,236 682,026
McCormick & Co., Inc., NVS .................. 7,656 643,640
Mondelez International, Inc., Class A ............. 10,745 664,686
Tyson Foods, Inc., Class A ................... 8,595 647,891
8,849,359
a
Gas Utilities  — 0.3%
Atmos Energy Corp. ........................ 5,930 672,343
UGI Corp. ............................... 16,972 670,394
1,342,737
a
Health Care Equipment & Supplies  — 3.5%
Abbott Laboratories ........................ 6,384 655,318
ABIOMED, Inc.
(a)
.......................... 2,596 673,091
Align Technology, Inc.
(a)
...................... 2,604 634,595
Baxter International, Inc. ..................... 11,471 659,124
Becton Dickinson and Co. .................... 2,656 670,427
Boston Scientific Corp.
(a)
..................... 16,733 674,507
Cooper Companies, Inc. (The) ................. 2,177 625,757
Dentsply Sirona, Inc. ....................... 19,637 643,504
Dexcom, Inc.
(a)
........................... 8,255 678,643
Edwards Lifesciences Corp.
(a)
................. 7,130 642,413
Hologic, Inc.
(a)
............................ 9,832 664,250
IDEXX Laboratories, Inc.
(a)
.................... 1,880 653,526
Insulet Corp.
(a)(b)
........................... 2,627 671,120
Intuitive Surgical, Inc.
(a)
...................... 3,126 643,143
Masimo Corp.
(a)
........................... 4,512 662,768
Medtronic PLC ........................... 7,396 650,256
Novocure Ltd.
(a)(b)
.......................... 8,866 728,165
ResMed, Inc. ............................ 3,009 661,739
STERIS PLC ............................. 3,348 674,220
Stryker Corp. ............................ 3,221 660,949
Teleflex, Inc. ............................. 2,901 656,380
Zimmer Biomet Holdings, Inc. ................. 6,205 659,716
14,543,611
a
Health Care Providers & Services  — 2.6%
AmerisourceBergen Corp. .................... 4,622 677,400
Cardinal Health, Inc. ........................ 10,149 717,737
Centene Corp.
(a)
.......................... 7,251 650,705
Cigna Corp. ............................. 2,399 679,996
CVS Health Corp. ......................... 6,753 662,807
DaVita, Inc.
(a)(b)
........................... 7,538 642,916
Elevance Health, Inc. ....................... 1,395 676,728
HCA Healthcare, Inc. ....................... 3,273 647,628
Henry Schein, Inc.
(a)
........................ 9,195 675,005
Humana, Inc. ............................ 1,406 677,383
Laboratory Corp. of America Holdings ............ 2,818 634,811
McKesson Corp. .......................... 1,894 695,098
Molina Healthcare, Inc.
(a)
..................... 2,118 714,550
Quest Diagnostics, Inc.
(b)
..................... 5,186 649,858
UnitedHealth Group, Inc. ..................... 1,281 665,262

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B .......... 6,507 $ 636,645
10,704,529
a
Health Care Technology  — 0.3%
Teladoc Health, Inc.
(a)(b)
...................... 21,356 663,317
Veeva Systems, Inc., Class A
(a)
................ 3,205 638,821
1,302,138
a
Hotels, Restaurants & Leisure  — 3.1%
Airbnb, Inc., Class A
(a)(b)
...................... 6,123 692,634
Aramark ................................ 18,702 667,849
Booking Holdings, Inc.
(a)
..................... 337 632,148
Caesars Entertainment, Inc.
(a)
................. 15,042 648,611
Carnival Corp.
(a)
........................... 71,188 673,439
Chipotle Mexican Grill, Inc.
(a)
.................. 420 670,656
Darden Restaurants, Inc. .................... 5,444 673,477
Domino's Pizza, Inc. ........................ 1,734 644,805
Expedia Group, Inc.
(a)
....................... 6,459 663,016
Hilton Worldwide Holdings, Inc. ................ 5,186 660,489
Las Vegas Sands Corp.
(a)
.................... 18,672 702,627
Marriott International, Inc., Class A .............. 4,354 669,384
McDonald's Corp. ......................... 2,636 665,010
MGM Resorts International
(b)
.................. 20,231 660,340
Royal Caribbean Cruises Ltd.
(a)
................ 17,721 723,903
Starbucks Corp. ........................... 8,084 679,622
Vail Resorts, Inc. .......................... 2,949 662,581
Wynn Resorts Ltd.
(a)(b)
....................... 11,035 668,611
Yum! Brands, Inc. ......................... 6,009 668,441
12,727,643
a
Household Durables  — 1.3%
DR Horton, Inc. ........................... 9,459 673,008
Garmin Ltd. .............................. 7,234 640,137
Lennar Corp., Class A
(b)
..................... 8,381 649,108
Mohawk Industries, Inc.
(a)
.................... 5,942 655,759
Newell Brands, Inc. ........................ 33,593 599,635
NVR, Inc.
(a)
.............................. 164 678,970
PulteGroup, Inc. .......................... 16,607 675,241
Whirlpool Corp. ........................... 4,176 653,961
5,225,819
a
Household Products  — 0.8%
Church & Dwight Co., Inc. .................... 7,921 663,067
Clorox Co. (The) .......................... 4,720 681,285
Colgate-Palmolive Co. ...................... 8,438 659,936
Kimberly-Clark Corp. ....................... 5,117 652,520
Procter & Gamble Co. (The) .................. 4,693 647,352
3,304,160
a
Independent Power and Renewable Electricity Producers  — 0.3%
AES Corp. (The) .......................... 27,468 699,061
Vistra Corp. ............................. 27,827 688,718
1,387,779
a
Industrial Conglomerates  — 0.5%
3M Co.
(b)
............................... 4,839 601,730
General Electric Co. ........................ 9,040 663,897
Honeywell International, Inc. .................. 3,486 660,074
1,925,701
a
Insurance  — 4.5%
Aflac, Inc. ............................... 11,034 655,640
Alleghany Corp.
(a)
.......................... 834 701,544
Allstate Corp. (The) ........................ 5,396 650,218
American Financial Group, Inc. ................ 5,201 664,064
American International Group, Inc. .............. 12,524 648,117
Security Shares Value
a
Insurance (continued)
Aon PLC, Class A ......................... 2,343 $ 654,306
Arch Capital Group Ltd.
(a)
.................... 14,861 679,445
Arthur J Gallagher & Co. ..................... 3,684 668,904
Assurant, Inc. ............................ 4,089 648,066
Brown & Brown, Inc. ........................ 10,445 658,453
Chubb Ltd. .............................. 3,503 662,242
Cincinnati Financial Corp. .................... 6,764 655,837
Erie Indemnity Co., Class A, NVS ............... 3,178 683,047
Everest Re Group Ltd. ...................... 2,496 671,549
Fidelity National Financial, Inc. ................. 17,230 673,693
Globe Life, Inc. ........................... 6,758 656,810
Hartford Financial Services Group, Inc. (The) ....... 10,211 656,669
Lincoln National Corp. ...................... 14,203 654,190
Loews Corp. ............................. 12,064 667,260
Markel Corp.
(a)
............................ 562 671,090
Marsh & McLennan Companies, Inc. ............. 4,090 660,003
MetLife, Inc. ............................. 10,426 670,705
Principal Financial Group, Inc. ................. 8,991 672,167
Progressive Corp. (The) ..................... 5,512 676,047
Prudential Financial, Inc. ..................... 6,795 650,621
Travelers Companies, Inc. (The) ................ 4,070 657,875
W R Berkley Corp. ......................... 10,395 673,596
Willis Towers Watson PLC .................... 3,249 671,991
18,614,149
a
Interactive Media & Services  — 1.3%
Alphabet, Inc., Class A
(a)
..................... 3,096 335,049
Alphabet, Inc., Class C, NVS
(a)
................. 2,884 314,789
IAC, Inc.
(a)
............................... 10,136 651,441
Match Group, Inc.
(a)
........................ 11,356 641,955
Meta Platforms, Inc., Class A
(a)
................. 4,183 681,536
Pinterest, Inc., Class A
(a)
..................... 32,275 743,616
Snap, Inc., Class A, NVS
(a)
................... 60,780 661,286
Twitter, Inc.
(a)
............................. 15,972 618,915
ZoomInfo Technologies, Inc.
(a)(b)
................ 14,238 646,690
5,295,277
a
Internet & Direct Marketing Retail  — 1.1%
Amazon.com, Inc.
(a)
........................ 5,083 644,372
Chewy, Inc., Class A
(a)(b)
..................... 16,424 563,836
DoorDash, Inc., Class A
(a)
.................... 10,811 647,579
eBay, Inc. ............................... 14,927 658,728
Etsy, Inc.
(a)
.............................. 6,566 693,435
MercadoLibre, Inc.
(a)(b)
....................... 772 660,338
Wayfair, Inc., Class A
(a)(b)
..................... 12,325 649,651
4,517,939
a
IT Services  — 4.4%
Accenture PLC, Class A ..................... 2,228 642,689
Affirm Holdings, Inc., Class A
(a)(b)
................ 22,724 532,423
Akamai Technologies, Inc.
(a)(b)
.................. 7,241 653,718
Automatic Data Processing, Inc. ................ 2,704 660,885
Block, Inc., Class A
(a)
....................... 9,449 651,131
Broadridge Financial Solutions, Inc. ............. 3,991 683,139
Cloudflare, Inc., Class A
(a)
.................... 10,253 641,530
Cognizant Technology Solutions Corp., Class A ...... 10,242 646,987
EPAM Systems, Inc.
(a)(b)
..................... 1,588 677,282
Fidelity National Information Services, Inc. ......... 7,019 641,326
Fiserv, Inc.
(a)
............................. 6,418 649,437
FleetCor Technologies, Inc.
(a)
.................. 2,989 635,252
Gartner, Inc.
(a)
............................ 2,281 650,815
Global Payments, Inc. ...................... 5,290 657,177
GoDaddy, Inc., Class A
(a)
..................... 8,666 657,056
International Business Machines Corp. ........... 5,096 654,581
Jack Henry & Associates, Inc. ................. 3,440 661,168

Schedule of Investments
(continued)
August 31, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
IT Services (continued)
Mastercard, Inc., Class A ..................... 1,983 $ 643,226
MongoDB, Inc., Class A
(a)
.................... 2,084 672,840
Okta, Inc., Class A
(a)
........................ 7,303 667,494
Paychex, Inc. ............................ 5,073 625,704
PayPal Holdings, Inc.
(a)
...................... 7,277 679,963
Snowflake, Inc., Class A
(a)
.................... 4,564 825,856
SS&C Technologies Holdings, Inc. .............. 11,505 641,519
Twilio, Inc., Class A
(a)
....................... 9,240 642,919
VeriSign, Inc.
(a)
........................... 3,487 635,401
Visa, Inc., Class A ......................... 3,301 655,942
Western Union Co. (The) .................... 42,765 633,777
18,321,237
a
Leisure Products  — 0.2%
Hasbro, Inc. ............................. 8,365 659,329
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. .................... 5,106 654,845
Avantor, Inc.
(a)
............................ 26,464 659,218
Bio-Rad Laboratories, Inc., Class A
(a)
............. 1,377 667,900
Bio-Techne Corp. .......................... 1,980 656,984
Charles River Laboratories International, Inc.
(a)
...... 3,229 662,752
Danaher Corp. ........................... 2,403 648,594
Illumina, Inc.
(a)
............................ 3,465 698,683
IQVIA Holdings, Inc.
(a)
....................... 2,940 625,220
Mettler-Toledo International, Inc.
(a)
.............. 527 638,966
PerkinElmer, Inc.
(b)
......................... 4,841 653,826
Thermo Fisher Scientific, Inc. .................. 1,200 654,384
Waters Corp.
(a)
........................... 2,142 639,601
West Pharmaceutical Services, Inc. ............. 2,186 648,564
8,509,537
a
Machinery  — 2.7%
Caterpillar, Inc. ........................... 3,592 663,478
Cummins, Inc. ............................ 3,074 662,047
Deere & Co. ............................. 1,901 694,340
Dover Corp. ............................. 5,101 637,421
Fortive Corp. ............................. 10,400 658,632
IDEX Corp. .............................. 3,260 655,945
Illinois Tool Works, Inc. ...................... 3,293 641,575
Ingersoll Rand, Inc.
(b)
....................... 13,559 642,290
Nordson Corp. ............................ 2,876 653,341
Otis Worldwide Corp. ....................... 8,848 639,003
PACCAR, Inc. ............................ 7,553 660,963
Parker-Hannifin Corp. ....................... 2,376 629,640
Pentair PLC ............................. 14,229 633,190
Snap-on, Inc. ............................ 3,053 665,127
Stanley Black & Decker, Inc. .................. 7,098 625,334
Westinghouse Air Brake Technologies Corp. ........ 7,510 658,251
Xylem, Inc. .............................. 7,059 643,075
11,063,652
a
Media  — 1.9%
Cable One, Inc.
(b)
.......................... 527 598,145
Charter Communications, Inc., Class A
(a)
.......... 1,546 637,926
Comcast Corp., Class A ..................... 18,165 657,391
DISH Network Corp., Class A
(a)
................ 38,207 662,891
Fox Corp., Class A, NVS ..................... 13,705 468,437
Fox Corp., Class B ......................... 6,492 205,277
Interpublic Group of Companies, Inc. (The) ........ 23,289 643,708
Liberty Broadband Corp., Class C, NVS
(a)
......... 6,140 624,438
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)(b)
.... 5,129 213,059
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS
(a)
. 11,270 466,127
News Corp., Class A, NVS ................... 39,253 664,161
Omnicom Group, Inc. ....................... 9,693 648,462
Security Shares Value
a
Media (continued)
Paramount Global, Class B, NVS ............... 27,128 $ 634,524
Sirius XM Holdings, Inc.
(b)
.................... 109,785 668,591
7,793,137
a
Metals & Mining  — 1.0%
Alcoa Corp. .............................. 13,774 681,537
Cleveland-Cliffs, Inc.
(a)
...................... 39,495 682,079
Freeport-McMoRan, Inc. ..................... 23,075 683,020
Newmont Corp. ........................... 16,141 667,592
Nucor Corp. ............................. 5,085 676,000
Steel Dynamics, Inc. ........................ 8,590 693,385
4,083,613
a
Mortgage Real Estate Investment  — 0.2%
Annaly Capital Management, Inc. ............... 105,386 679,740
a
Multiline Retail  — 0.5%
Dollar General Corp. ....................... 2,768 657,179
Dollar Tree, Inc.
(a)
.......................... 4,190 568,499
Target Corp. ............................. 4,206 674,390
1,900,068
a
Multi-Utilities  — 1.6%
Ameren Corp. ............................ 7,186 665,567
CenterPoint Energy, Inc. ..................... 21,551 679,503
CMS Energy Corp. ......................... 9,904 668,916
Consolidated Edison, Inc. .................... 6,969 681,150
Dominion Energy, Inc. ....................... 8,206 671,251
DTE Energy Co. .......................... 5,159 672,424
NiSource, Inc. ............................ 22,277 657,394
Public Service Enterprise Group, Inc. ............ 10,124 651,581
Sempra Energy ........................... 4,132 681,656
WEC Energy Group, Inc. ..................... 6,524 672,886
6,702,328
a
Oil, Gas & Consumable Fuels  — 3.8%
APA Corp. .............................. 19,436 760,142
Cheniere Energy, Inc. ....................... 4,236 678,522
Chevron Corp. ............................ 4,456 704,315
ConocoPhillips ........................... 6,683 731,454
Coterra Energy, Inc. ........................ 23,189 716,772
Devon Energy Corp. ........................ 10,256 724,279
Diamondback Energy, Inc. .................... 5,389 718,246
EOG Resources, Inc. ....................... 5,917 717,732
EQT Corp. .............................. 14,730 704,094
Exxon Mobil Corp. ......................... 7,468 713,866
Hess Corp. .............................. 6,024 727,579
Kinder Morgan, Inc., Class P .................. 37,533 687,605
Marathon Oil Corp. ......................... 28,725 735,073
Marathon Petroleum Corp. ................... 6,995 704,746
Occidental Petroleum Corp. ................... 9,856 699,776
ONEOK, Inc. ............................. 10,987 672,734
Phillips 66 ............................... 7,945 710,760
Pioneer Natural Resources Co. ................ 2,903 735,098
Targa Resources Corp. ...................... 10,199 695,878
Texas Pacific Land Corp. ..................... 408 750,908
Valero Energy Corp. ........................ 5,926 694,053
Williams Companies, Inc. (The) ................ 20,115 684,513
15,668,145
a
Personal Products  — 0.2%
Estee Lauder Companies, Inc. (The), Class A ....... 2,571 654,011
a
Pharmaceuticals  — 1.7%
Bristol-Myers Squibb Co. ..................... 9,327 628,733
Catalent, Inc.
(a)
........................... 6,676 587,488

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Pharmaceuticals (continued)
Elanco Animal Health, Inc.
(a)
................... 40,219 $ 608,513
Eli Lilly & Co. ............................ 2,177 655,778
Jazz Pharmaceuticals PLC
(a)
.................. 4,485 696,162
Johnson & Johnson ........................ 4,150 669,561
Merck & Co., Inc. .......................... 7,631 651,382
Pfizer, Inc. .............................. 14,295 646,563
Royalty Pharma PLC, Class A ................. 15,932 666,117
Viatris, Inc. .............................. 66,473 634,817
Zoetis, Inc., Class A ........................ 4,138 647,721
7,092,835
a
Professional Services  — 1.4%
Booz Allen Hamilton Holding Corp., Class A ........ 7,097 679,183
Clarivate PLC
(a)(b)
.......................... 56,939 664,478
CoStar Group, Inc.
(a)
........................ 9,794 682,054
Equifax, Inc. ............................. 3,367 635,521
Jacobs Solutions, Inc. ....................... 5,169 643,954
Leidos Holdings, Inc. ....................... 6,850 651,093
Robert Half International, Inc. .................. 8,633 664,482
TransUnion .............................. 8,777 648,357
Verisk Analytics, Inc. ........................ 3,503 655,621
5,924,743
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
.................. 8,264 652,525
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 20,899 699,281
1,351,806
a
Road & Rail  — 1.4%
AMERCO ............................... 1,214 638,163
CSX Corp. .............................. 20,769 657,339
JB Hunt Transport Services, Inc. ............... 3,703 644,396
Knight-Swift Transportation Holdings, Inc., Class A ... 12,667 639,810
Lyft, Inc., Class A
(a)
......................... 42,200 621,606
Norfolk Southern Corp. ...................... 2,747 667,878
Old Dominion Freight Line, Inc. ................ 2,365 641,885
Uber Technologies, Inc.
(a)
.................... 24,220 696,567
Union Pacific Corp. ........................ 2,946 661,407
5,869,051
a
Semiconductors & Semiconductor Equipment  — 3.4%
Advanced Micro Devices, Inc.
(a)
................ 7,323 621,503
Analog Devices, Inc. ........................ 4,182 633,699
Applied Materials, Inc. ...................... 6,715 631,680
Broadcom, Inc. ........................... 1,281 639,360
Enphase Energy, Inc.
(a)
...................... 2,477 709,512
Entegris, Inc. ............................. 6,828 647,841
Intel Corp. .............................. 19,859 633,899
KLA Corp. ............................... 1,890 650,406
Lam Research Corp. ....................... 1,474 645,479
Marvell Technology, Inc. ..................... 13,222 619,054
Microchip Technology, Inc. .................... 9,918 647,150
Micron Technology, Inc. ...................... 11,612 656,426
Monolithic Power Systems, Inc. ................ 1,373 622,216
NVIDIA Corp. ............................ 3,936 594,100
NXP Semiconductors NV .................... 3,896 641,204
ON Semiconductor Corp.
(a)
................... 9,687 666,175
Qorvo, Inc.
(a)
............................. 6,776 608,349
QUALCOMM, Inc. ......................... 4,760 629,605
Skyworks Solutions, Inc. ..................... 6,526 643,137
SolarEdge Technologies, Inc.
(a)(b)
............... 2,339 645,494
Teradyne, Inc. ............................ 7,255 614,063
Texas Instruments, Inc. ...................... 3,982 657,866
14,058,218
a
Security Shares Value
a
Software  — 6.8%
Adobe, Inc.
(a)
............................. 1,653 $ 617,296
ANSYS, Inc.
(a)
............................ 2,587 642,352
AppLovin Corp., Class A
(a)(b)
................... 26,091 642,621
Autodesk, Inc.
(a)(b)
.......................... 3,157 636,893
Avalara, Inc.
(a)
............................ 7,653 700,938
Bentley Systems, Inc., Class B ................. 18,030 662,963
Bill.com Holdings, Inc.
(a)
..................... 4,031 652,538
Black Knight, Inc.
(a)
......................... 10,446 691,107
Cadence Design Systems, Inc.
(a)
............... 3,737 649,379
Ceridian HCM Holding, Inc.
(a)
.................. 10,836 646,259
Citrix Systems, Inc. ........................ 6,837 702,639
Coupa Software, Inc.
(a)
...................... 10,368 605,491
Crowdstrike Holdings, Inc., Class A
(a)(b)
........... 3,688 673,466
Datadog, Inc., Class A
(a)
..................... 6,645 697,393
DocuSign, Inc.
(a)
.......................... 10,659 620,567
Dropbox, Inc., Class A
(a)
..................... 29,975 641,165
Dynatrace, Inc.
(a)
.......................... 17,730 676,931
Fair Isaac Corp.
(a)
.......................... 1,435 644,889
Fortinet, Inc.
(a)
............................ 13,699 667,004
Guidewire Software, Inc.
(a)
.................... 9,121 654,067
HubSpot, Inc.
(a)
........................... 1,998 673,406
Intuit, Inc. ............................... 1,514 653,715
Microsoft Corp. ........................... 2,455 641,909
NortonLifeLock, Inc. ........................ 29,848 674,266
Oracle Corp. ............................. 8,932 662,308
Palantir Technologies, Inc., Class A
(a)
............ 82,564 637,394
Palo Alto Networks, Inc.
(a)
.................... 1,368 761,716
Paycom Software, Inc.
(a)
..................... 1,864 654,637
PTC, Inc.
(a)(b)
............................. 5,880 675,553
RingCentral, Inc., Class A
(a)
................... 15,425 663,892
Roper Technologies, Inc. ..................... 1,621 652,582
Salesforce, Inc.
(a)
.......................... 3,823 596,847
ServiceNow, Inc.
(a)
......................... 1,475 641,065
Splunk, Inc.
(a)(b)
........................... 6,433 579,163
Synopsys, Inc.
(a)
.......................... 1,936 669,895
Trade Desk, Inc. (The), Class A
(a)
............... 10,696 670,639
Tyler Technologies, Inc.
(a)
.................... 1,768 656,830
Unity Software, Inc.
(a)(b)
...................... 14,739 629,650
VMware, Inc., Class A ....................... 5,779 670,537
Workday, Inc., Class A
(a)
..................... 4,178 687,532
Zendesk, Inc.
(a)
........................... 9,179 704,672
Zoom Video Communications, Inc., Class A
(a)
....... 7,062 567,785
Zscaler, Inc.
(a)(b)
........................... 4,227 673,108
28,225,059
a
Specialty Retail  — 2.0%
Advance Auto Parts, Inc. ..................... 3,394 572,364
AutoZone, Inc.
(a)
.......................... 301 637,882
Bath & Body Works, Inc. ..................... 18,174 678,436
Best Buy Co., Inc. ......................... 8,835 624,546
Burlington Stores, Inc.
(a)(b)
.................... 4,302 603,097
CarMax, Inc.
(a)(b)
........................... 7,277 643,578
Home Depot, Inc. (The) ..................... 2,187 630,775
Lowe's Companies, Inc. ..................... 3,324 645,321
O'Reilly Automotive, Inc.
(a)
.................... 954 665,053
Ross Stores, Inc. .......................... 7,720 666,004
TJX Companies, Inc. (The) ................... 10,582 659,788
Tractor Supply Co. ......................... 3,456 639,878
Ulta Beauty, Inc.
(a)
......................... 1,742 731,414
8,398,136
a
Technology Hardware, Storage & Peripherals  — 1.1%
Apple, Inc. .............................. 4,096 643,973
Dell Technologies, Inc., Class C ................ 14,739 564,356
Hewlett Packard Enterprise Co. ................ 47,283 643,049

Schedule of Investments
(continued)
August 31, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ................................ 20,526 $ 589,301
NetApp, Inc. ............................. 9,458 682,206
Seagate Technology Holdings PLC .............. 8,786 588,311
Western Digital Corp.
(a)
...................... 14,739 622,870
4,334,066
a
Textiles, Apparel & Luxury Goods  — 0.5%
Lululemon Athletica, Inc.
(a)
.................... 2,179 653,613
Nike, Inc., Class B ......................... 6,208 660,842
VF Corp. ............................... 15,425 639,366
1,953,821
a
Tobacco  — 0.3%
Altria Group, Inc. .......................... 15,452 697,194
Philip Morris International, Inc. ................. 7,017 670,054
1,367,248
a
Trading Companies & Distributors  — 0.5%
Fastenal Co. ............................. 12,726 640,499
United Rentals, Inc.
(a)
....................... 2,219 648,037
WW Grainger, Inc. ......................... 1,203 667,593
1,956,129
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ................ 4,452 660,899
Essential Utilities, Inc. ....................... 13,577 667,310
1,328,209
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc.
(a)
........................ 4,800 691,008
a
Total Common Stocks — 99.7%
(Cost: $406,060,263) ................................ 411,290,912
Security Shares Value
a
Preferred Stocks
Entertainment  — 0.0%
AMC Entertainment Holdings, Inc., Preferred Equity Unit
Series A
(a)(b)
............................ 38,925 $ 190,733
a
Total Preferred Stocks — 0.0%
(Cost: $344,184) ................................... 190,733
Total Long-Term Investments — 99.7%
(Cost: $406,404,447) ................................ 411,481,645
a
Short-Term Securities
Money Market Funds  —  4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.45%
(c)(d)(e)
............................ 19,436,130 19,441,960
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.10%
(c)(d)
............................. 572,417 572,417
a
Total Short-Term Securities — 4.9%
(Cost: $20,003,295) ................................. 20,014,377
Total Investments — 104.6%
(Cost: $426,407,742) ................................ 431,496,022
Liabilities in Excess of Other Assets — (4.6)% ............... (19,028,472)
Net Assets — 100.0% ................................. $ 412,467,550
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,018,524 $ 12,423,476
(a)
$ — $ (8,766) $ 8,726 $ 19,441,960 19,436,130 $ 122,473
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 920,000 — (347,583)
(a)
— — 572,417 572,417 2,459 —
BlackRock, Inc. .. 774,441 362,494 (223,975) 14,380 (270,946) 656,394 985 17,354 —
$ 5,614 $ (262,220)
$ 20,670,771
$ 142,286 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended August 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 2 09/16/22 $ 396 $ (6,099)
S&P MidCap 400 E-Mini Index ............................................................ 1 09/16/22 243 (2,272)
$ (8,371)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,371 $ — $ — $ — $ 8,371
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (26,303) $ — $ — $ — $ (26,303)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (26,005) $ — $ — $ — $ (26,005)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 867,447
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(continued)
August 31, 2022
iShares
®
MSCI USA Equal Weighted ETF

2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 411,290,912 $ — $ — $ 411,290,912
Preferred Stocks ............................................. 190,733 — — 190,733
Short-Term Securities
Money Market Funds .......................................... 20,014,377 — — 20,014,377
$ 431,496,022 $ — $ — $ 431,496,022
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (8,371) $ — $ — $ (8,371)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statement of Assets and Liabilities
August 31, 2022
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................................................................... $ 410,825,251
Investments, at value — affiliated
(c)
....................................................................................... 20,670,771
Cash ........................................................................................................... 5,343
Cash pledged:
Futures contracts ................................................................................................. 53,000
Receivables:
Investments sold ................................................................................................. 20,975,708
Securities lending income — affiliated ................................................................................... 22,312
Dividends — unaffiliated ............................................................................................ 564,306
Dividends — affiliated .............................................................................................. 1,181
Total assets ......................................................................................................
453,117,872
LIABILITIES
Collateral on securities loaned .......................................................................................... 19,443,585
Payables:
Investments purchased ............................................................................................. 21,166,962
Investment advisory fees ............................................................................................ 33,192
Variation margin on futures contracts .................................................................................... 6,583
Total liabilities .....................................................................................................
40,650,322
NET ASSETS .....................................................................................................
$ 412,467,550
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 433,318,253
Accumulated loss .................................................................................................. (20,850,703)
NET ASSETS .....................................................................................................
$ 412,467,550
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,550,000
Net asset value .................................................................................................... $ 74.32
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 18,456,879
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 405,809,715
(c)
Investments, at cost — affiliated ....................................................................................... $ 20,598,027

2022
iShares Annual Report to Shareholders
Statement of Operations
Year Ended August 31, 2022
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 7,289,291
Dividends — affiliated .............................................................................................. 19,813
Interest — unaffiliated .............................................................................................. 10
Securities lending income — affiliated — net ............................................................................... 122,473
Foreign taxes withheld ............................................................................................. (3,836)
Total investment income ..............................................................................................
7,427,751
EXPENSES
Investment advisory ............................................................................................... 452,630
Professional fees ................................................................................................. 217
Total expenses .................................................................................................... 452,847
Less: (37,394)
Investment advisory fees waived ....................................................................................... (37,394)
Total expenses after fees waived ........................................................................................
415,453
Net investment income ...............................................................................................
7,012,298
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (11,221,682)
Investments — affiliated ........................................................................................... (38,640)
Futures contracts ............................................................................................... (26,303)
In-kind redemptions — unaffiliated
(a)
................................................................................... 34,730,476
In-kind redemptions — affiliated
(a)
.................................................................................... 44,254
23,488,105
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... (100,255,843)
Investments — affiliated ........................................................................................... (262,220)
Futures contracts ............................................................................................... (26,005)
(100,544,068)
Net realized and unrealized loss .........................................................................................
(77,055,963)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (70,043,665)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Year Ended
08/31/22
Year Ended
08/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 7,012,298  $ 4,609,340
Net realized gain ................................................................................ 23,488,105  21,309,459
Net change in unrealized appreciation (depreciation) ........................................................ (100,544,068) 87,259,076
Net increase (decrease) in net assets resulting from operations ...................................................
(70,043,665) 113,177,875
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(6,766,523) (4,084,783)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
16,185,919  137,937,095
NET ASSETS
Total increase (decrease) in net assets ................................................................... (60,624,269) 247,030,187
Beginning of year ..................................................................................
473,091,819  226,061,632
End of year ......................................................................................
$ 412,467,550  $ 473,091,819
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
.
iShares MSCI USA Equal Weighted ETF
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of year .........................
$ 87.61  $ 62.79  $ 58.13  $ 59.33  $ 51.30
Net investment income
(a)
............................... 1 .25  1 .03  1 .09  0 .92  0 .98
Net realized and unrealized gain (loss)
(b)
.....................
(13.32) 24.72  4 .65  ( 1 .11 ) 7 .94
Net increase (decrease) from investment operations ..............
(12.07) 25.75  5 .74  ( 0 .19 ) 8 .92
Distributions from net investment income
(c)
..................... ( 1 .22 ) ( 0 .93 ) ( 1 .08 ) ( 1 .01 ) ( 0 .89 )
Net asset value, end of year .............................
$ 74.32  $ 87.61  $ 62.79  $ 58.13  $ 59.33
Total Return
(d)
– – – – –
Based on net asset value ................................
(13.93) % 41.36% 10.18% ( 0 .23 ) % 17.55%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .10% 0 .15% 0 .15% 0 .15% 0 .15%
Total expenses after fees waived ...........................
0 .09% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................................
1 .52% 1 .34% 1 .84% 1 .63% 1 .76%
Supplemental Data
Net assets, end of year (000) ..............................
$ 412,468  $ 473,092  $ 226,062  $ 308,090  $ 192,820
Portfolio turnover rate
(f)
..................................
27% 30% 30% 24% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2022, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Equal Weighted
Barclays Bank PLC .......................................... $ 576,191  $ (576,191) $ —  $ —
BMO Capital Markets Corp. .................................... 66,576  (66,576) —  —
BNP Paribas SA ............................................ 3,576,935  (3,576,935) —  —
BofA Securities, Inc. ......................................... 548,259  (548,259) —  —
Citigroup Global Markets, Inc. ................................... 68,680  (68,680) —  —
Credit Suisse Securities (USA) LLC ............................... 59,105  (59,105) —  —
Goldman Sachs & Co. LLC .................................... 3,917,975  (3,917,975) —  —
J.P. Morgan Securities LLC .................................... 3,483,844  (3,483,844) —  —
Jefferies LLC .............................................. 1,115,583  (1,115,583) —  —
Morgan Stanley ............................................ 2,032,433  (2,032,433) —  —
National Financial Services LLC ................................. 24,692  (15,576) —  9,116
(b)
RBC Capital Markets LLC ..................................... 3,224  (3,224) —  —
Scotia Capital (USA), Inc. ..................................... 116,727  (116,727) —  —
SG Americas Securities LLC ................................... 222,534  (222,534) —  —
Toronto Dominion Bank ....................................... 668,527  (668,527) —  —
UBS AG ................................................. 1,588,775  (1,588,775) —  —
UBS Securities LLC ......................................... 307,463  (307,463) —  —
Wells Fargo Bank N.A. ....................................... 79,356  (79,356) —  —
$ 18,456,879  $ (18,447,763)
$ —
$ 9,116
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
Effective October 20, 2021, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Prior to October 20, 2021, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers : The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. BFA had contractually agreed to waive a portion of its investment advisory fee through December 31, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets. The contractual waiver was discontinued on October 20, 2021.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2022, the Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2022, the Fund paid BTC the following amount for securities lending agent services.
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%
iShares ETF Amounts Waived
MSCI USA Equal Weighted ............................................................................................................................................. $ 37,394

Notes to Financial Statements
( continued)

Notes to Financial Statements
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Fees Paid to BTC
MSCI USA Equal Weighted ............................................................................................. $ 34,839
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 36,976,065  $ 52,326,685  $ 71,496
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 126,480,575  $ 125,340,075
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 112,123,866  $ 95,916,721
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Equal Weighted ........................................................................... $ 34,217,179  $ (34,217,179)
iShares ETF
Year Ended
08/31/22
Year Ended
08/31/21
MSCI USA Equal Weighted
Ordinary income .......................................................................................... $ 6,766,523  $ 4,084,783

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
As of August 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Equal Weighted ...........................................
$ 1,213,738 $ (25,487,829) $ 3,423,388 $ (20,850,703)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 428,072,634  $ 47,970,073  $ (44,546,685) $ 3,423,388

Notes to Financial Statements
( continued)

Notes to Financial Statements
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/22
Year Ended
08/31/21
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 1,350,000  $ 112,623,588  2,250,000  $ 176,562,414
Shares redeemed ........................................... (1,200,000) (96,437,669) (450,000) (38,625,319)
150,000  $ 16,185,919  1,800,000  $ 137,937,095

Report of Independent Registered Public Accounting Firm

2022
iShares Annual Report to Shareholders
To the Board of Directors of
iShares, Inc. and Shareholders of iShares MSCI USA Equal Weighted ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI USA Equal Weighted ETF (one of the funds constituting iShares, Inc., referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022, and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2022:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2022:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Equal Weighted .............................................................................................. $ 6,265,749
iShares ETF
Qualified Business
Income
MSCI USA Equal Weighted .............................................................................................. $ 175,698
iShares ETF
Dividends-Received
Deduction
MSCI USA Equal Weighted .............................................................................................. 85.97%

Board Review and Approval of Investment Advisory Contract

2022
iShares Annual Report to Shareholders
iShares MSCI USA Equal Weighted ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the
Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

2022
iShares Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
August 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA
(the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.
The Company has registered the Fund to be marketed to the United Kingdom, and EU investors in the Netherlands, Finland, and Sweden.
Report on Remuneration
The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Equal Weighted ............ $ 1.217656  $ —  $ —  $ 1.217656  100% — % — % 100%

Supplemental Information
Supplemental Information
(unaudited) (continued)
The amount of total & aggregate remuneration awarded by the company to its staff which has been attributed to the Fund in respect of the company’s financial year ending
December 31, 2021 were as follows:
Disclosures under the EU Sustainable Finance Disclosure Regulation
The Fund is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investments do not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.
iShares ETF
Total
Remuneration
Fixed
Remuneration
Variable
Remuneration
No. of
Beneficiaries
Senior
Management
Remuneration
Risk Taker
Remuneration
MSCI USA Equal Weighted .................
$ 45,759  $ 21,395  $ 24,364  661  $ 5,601  $ 579

Director and Officer Information
(unaudited)

2022
iShares Annual Report to Shareholders
The Board of Directors has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Directors who are not “interested persons” (as defined in the 1940 Act) of the Company are referred to as independent directors (“Independent Directors”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Director also serves as a Trustee of iShares Trust and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 378 funds as of August 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Director and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional
information about the Funds’ Directors and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Directors
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Directors
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
Robert S. Kapito
(a)
(65)
Director (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Trustee
of iShares U.S. ETF Trust (since 2011); Trustee
of iShares Trust (since 2009)
Salim Ramji
(b)
(52)
Director (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Trustee of iShares U.S. ETF Trust (since 2019);
Trustee of iShares Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
John E.
Kerrigan (67)
Director (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Trustee of iShares U.S. ETF Trust (since
2011); Trustee of iShares Trust (since 2005);
Independent Board Chair of iShares Trust and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Director (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Trustee of iShares U.S. ETF Trust (since 2015);
Trustee of iShares Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of
The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Director (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Trustee of iShares U.S. ETF Trust (since 2017);
Trustee of iShares Trust (since 2017).
Cecilia H.
Herbert (73)
Director (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2005); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Director and Officer Information
(unaudited) ( continued)

Director and Officer Information
Officers
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
Drew E.
Lawton (63)
Director (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Trustee of iShares U.S. ETF Trust (since 2017);
Trustee of iShares Trust (since 2017).
John E.
Martinez (61)
Director (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2003).
Madhav V.
Rajan (58)
Director (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (55)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (42)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Directors (
continued
)

General Information

2022
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-823-0822
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non
‐
material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one
series of the registrant for which the fiscal year-end is
August 31, 2022
(the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $12,700 for the fiscal year ended
August 31, 2021
and $12,700  for the fiscal year ended
August 31, 2022
.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed August 31, 2021
and
August 31, 2022
for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $9700 for the fiscal year ended
August 31, 2021
and $9,700 for the fiscal year ended
August 31, 2022
. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed August 31, 2021 and
August 31, 2022
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended
August 31, 2022
were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended
August 31, 2021
and $9700 for the fiscal year ended
August 31, 2022
.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.